ACQUISITIONS - SUMMARIZED PRO FORMA FINANCIAL INFORMATION (Details) - Golar Eskimo - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended	6 Months Ended
	Jun. 30, 2015	Jun. 30, 2015
Business Acquisition
Revenues	$ 105,715	$ 206,447
Net income	$ 43,602	$ 78,225
Common Units
Business Acquisition
Earnings per unit (basic and diluted) (in dollars per share)	$ 0.61	$ 1.20